Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares without par value
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	3.7425
Maximum Aggregate Offering Price	$ 37,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,168.39
Offering Note	Represents common shares, without par value ("Common Shares"), that may be issued under the B2Gold Corp. Restricted Share Unit Plan, as amended (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Common Shares that become issuable under the Plan as a result of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding Common Shares. Represents the number of additional Common Shares reserved for issuance under the Plan as a result of the shareholders' approval on June 4, 2026, of a 10,000,000 shares increase in the number of Common Shares reserved under the Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act on the basis of the average of the high and the low price of Registrant's Common Shares as reported on the NYSE American on July 31, 2026.